EXPLORATION AND EVALUATION ASSETS (Narrative) (Details)	12 Months Ended
	Dec. 31, 2017 CAD ha	Dec. 31, 2016 CAD
Statement [Line Items]
Impairment of exploration and evaluation assets	CAD 87,749	CAD 964,858
Rook 1 Property [Member]
Statement [Line Items]
Number of mineral claims	32
Size of mineral property | ha	35,065
Ownership percentage of mineral property	100.00%
Net smelter return royalty	2.00%
Production carried interest	10.00%
Details about net smelter return royalty	The NSR may be reduced to 1% upon payment of $1 million.
Other Athabasca Basin Properties [Member]
Statement [Line Items]
Impairment of exploration and evaluation assets	CAD 87,749	CAD 964,858
IsoEnergy Ltd. [Member] | Radio property [Member]
Statement [Line Items]
Ownership percentage of mineral property	100.00%
Net smelter return royalty	2.00%
Details about net smelter return royalty	subject to a 2% net smelter return royalty and 2% gross overriding royalty
IsoEnergy Ltd. [Member] | Thorburn Lake property [Member]
Statement [Line Items]
Ownership percentage of mineral property	100.00%
Net smelter return royalty	1.00%
Production carried interest	10.00%
Details about net smelter return royalty	subject to a 1% net smelter return royalty and a 10% carried interest which can be reduced to 1% at the holder’s option upon completion of a bankable feasibility study
IsoEnergy Ltd. [Member] | Madison, 2Z, Carlson Creek and North Thorburn properties [Member]
Statement [Line Items]
Ownership percentage of mineral property	100.00%
IsoEnergy Ltd. [Member] | Mountain Lake property [Member]
Statement [Line Items]
Ownership percentage of mineral property	100.00%
IsoEnergy Ltd. [Member] | Geiger property [Member]
Statement [Line Items]
Ownership percentage of mineral property	100.00%